Financial Obligations (Details) In Thousands, unless otherwise specified	1 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CNY	Jul. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Financial Obligations
Carrying amount of leased assets sold to a third party	$ 16,528	102,971	91,959	$ 29,326	182,706	91,829
Cash consideration for leased assets sold to a third party	15,891	99,000	90,000
Contract term	18 years	18 years	5 years
Remaining useful lives of leased equipment	25 years	25 years
Loss recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets	637	3,971	1,959
Amount of the equipments and related depreciation recorded under capital lease
Equipment				31,508	196,301	95,034
Less: accumulated depreciation				(2,182)	(13,595)	(3,205)
Net Value	16,528	102,971	91,959	29,326	182,706	91,829
Future minimum payments required under non-cancellable sale-leaseback
2013				5,508	34,314
2014				5,516	34,363
2015				5,447	33,937
2016				4,538	28,270
2017				1,832	11,412
Thereafter				16,882	105,179
Total minimum lease payments				39,723	247,475
Less: Amount representing interest				12,815	79,836
Present value of net minimum lease payments				26,908	167,639
Current portion				3,609	22,485
Non-current portion				$ 23,299	145,154